SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Sep. 30, 2014
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Selected quarterly financial data (unaudited)

	(in thousands, except per share amounts)
2014	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Operating revenues	$889,152	$893,430	$952,087	$985,038
Operating income	264,031	255,342	271,912	263,502
Income from continuing operations	173,182	174,589	192,290	168,705
Net income	173,182	174,570	192,279	168,688
Basic earnings per common share:
Income from continuing operations	1.61	1.61	1.77	1.55
Net income	1.61	1.61	1.77	1.55
Diluted earnings per common share:
Income from continuing operations	1.59	1.59	1.75	1.53
Net income	1.59	1.59	1.75	1.53

2013	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Operating revenues	$844,572	$838,309	$840,197	$864,536
Operating income	240,547	232,920	239,960	243,234
Income from continuing operations	159,611	151,067	250,978	159,797
Net income	159,603	151,080	266,159	159,797
Basic earnings per common share:
Income from continuing operations	1.50	1.41	2.35	1.49
Net income	1.50	1.41	2.49	1.49
Diluted earnings per common share:
Income from continuing operations	1.48	1.39	2.32	1.47
Net income	1.48	1.39	2.46	1.47